Acquisitions - (Tables)	6 Months Ended
Jun. 30, 2019
Lonmin
Disclosure of detailed information about business combination [line items]
Schedule of consideration paid for acquisition

Figures in million - SA rand
Jun 2019
Equity instruments (290,394,531 ordinary shares)	4,306.6
Total consideration	4,306.6

Schedule of identifiable assets acquired and liabilities assumed in acquisition

Figures in million - SA rand
	Notes	Jun 2019
Property, plant and equipment		3,527.1
Right-of-use assets	8	133.3
Other investments		269.0
Environmental rehabilitation obligation funds		299.2
Other non-current assets		517.3
Inventories		5,177.3
Trade and other receivables		946.6
Other current assets		15.0
Cash and cash equivalents		3,035.0
Lease liabilities	12	(133.3)
Environmental rehabilitation obligation and other provisions		(1,826.3)
Other non-current liabilities		(933.0)
Borrowings	11	(2,605.7)
Trade and other payables		(2,662.5)
Other current liabilities		(90.4)
Total fair value of identifiable net assets acquired[1]		5,668.6

[1]The fair value of assets and liabilities excluding property, plant and equipment, inventories and borrowings approximate the carrying value

The fair value of property, plant and equipment was based on the expected discounted cash flows of the expected ore reserves and costs to extract the ore discounted at a real discount rate of 13.5% for the Marikana operations, an average platinum price of US$1,025/oz and an average palladium price of US$1,170/oz

The fair value of inventories was based on the estimated selling price less costs to complete and costs to sell

The fair value of borrowings was based on the settlement price.  The Group restructured the Lonmin group entities funding arrangements to optimise financing costs. The Lonmin Pangaea Investments Management Limited (PIM) prepayment arrangement of US$174.3 million was fully settled by cash on hand and available within the Lonmin group on 5 July 2019

Schedule of gain on acquisition

Figures in million - SA rand
Jun 2019
Consideration	4,306.6
Fair value of identifiable net assets acquired	(5,668.6)
Non-controlling interest, based on the proportionate interest in the recognised amounts of assets and liabilities[1]	269.5
Gain on acquisition	(1,092.5)

[1]The amount recognised as non-controlling interest represents the non-controlling interest holders’ effective proportionate share of 4.75% of the fair value of the identifiable net assets acquired.

SFA Oxford Limited [Member]
Disclosure of detailed information about business combination [line items]
Schedule of goodwill arising from acquisition

Figures in million - SA rand
Jun 2019
Consideration	127.1
Fair value of identifiable net assets acquired	(4.4)
Goodwill	122.7